Subsidiaries	12 Months Ended
Dec. 31, 2024
Subsidiaries
Subsidiaries

30. Subsidiaries

Material wholly owned subsidiaries, either directly or indirectly, by the company as at December 31, 2024 are shown below:

Material Subsidiaries	Principal Activity
Canadian Operations

Suncor Energy Oil Sands Limited Partnership	This partnership holds most of the company’s Oil Sands operations assets.
Suncor Energy Products Partnership	This partnership holds substantially all of the company’s Canadian refining and marketing assets.
Suncor Energy Marketing Inc.

This subsidiary markets production from the upstream Canadian businesses. It also administers Suncor’s energy trading activities and power business, markets certain third-party products, procures crude oil feedstock and natural gas for its downstream business, and procures and markets natural gas liquids (NGLs) and liquefied petroleum gas (LPG) for its downstream business.

Canadian Oil Sands Partnership #1(1)	This partnership holds the 58.74% ownership in the Syncrude joint operation.
Fort Hills Energy Limited Partnership	This partnership holds the company’s Fort Hills operations assets.
U.S. Operations

Suncor Energy (U.S.A.) Marketing Inc.	A subsidiary that procures, markets and trades crude oil, in addition to procuring crude oil feedstock for the company’s refining operations.
Suncor Energy (U.S.A.) Inc.	A subsidiary through which the company’s U.S. refining and marketing operations are conducted.
(1)	On January 1, 2024, Suncor Energy Ventures Partnership contributed its ownership interests to Canadian Oil Sands Partnership #1 and Suncor Energy Ventures Corporation amalgamated with Suncor Energy Inc.

The table does not include wholly owned subsidiaries that are immediate holding companies of the operating subsidiaries. For certain foreign operations of the company, there are restrictions on the sale or transfer of production licences, which would require approval of the applicable foreign government.